Note 16 - Fair Value Measurements (Tables)	6 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements, Nonrecurring [Table Text Block]
	December 31, 2014
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
	(In thousands)

Impaired loans	$—	$—	$1,308	$1,308
	June 30, 2014
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
	(In thousands)

Impaired loans	$—	$—	$2,789	$2,789
	June 30, 2013
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
	(In thousands)

Impaired loans	$—	$—	$15,066	$15,066

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
	December 31, 2014
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
	(Dollars in thousands)
Impaired loans	$1,308	Appraisal of Collateral	Appraisal adjustments	0% to - 6.87%	(0.09%)
			Liquidation expense	4.56% to -52.9%	(8.4%)
	June 30, 2014
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
	(Dollars in thousands)
Impaired loans	$2,789	Appraisal of Collateral	Appraisal adjustments	0% to - 19.4%	(1.1%)
			Liquidation expense	4.2% to -57.9%	(7.7%)
	June 30, 2013
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
	(Dollars in thousands)
Impaired loans	$15,066	Appraisal of collateral	Appraisal adjustments	0% to - 37.9%	(3.5%)
			Liquidation expense	0.11% to -27.4%	(7.9%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
	Carrying	Fair	Level 1	Level 2	Level 3
	Amount	Value	Inputs	Inputs	Inputs
As of December 31, 2014	(In thousands)
Financial assets:
Securities held to maturity	$78,518	$77,975	$—	$77,975	$—
Loans receivable (1)	231,449	233,629	—	—	233,629

Financial liabilities:
Certificate of deposits	93,938	95,146	—	95,146	—
Advances from Federal Home Loan Bank of New York	30,000	31,111	—	31,111	—

As of June 30, 2014
Financial assets:
Securities held to maturity	84,932	83,636	—	83,636	—
Loans receivable (1)	230,275	230,300	—	—	230,300

Financial liabilities:
Certificate of deposits	98,528	100,120	—	100,120	—
Advances from Federal Home Loan Bank of New York	38,000	39,281	—	39,281	—

As of June 30, 2013
Financial assets:
Securities held to maturity	80,912	78,367	—	78,367	—
Loans receivable (1)	223,256	227,556	—	—	227,556

Financial liabilities:
Certificate of deposits	109,948	111,797	—	111,797	—
Advances from Federal Home Loan Bank of New York	30,000	32,208	—	32,208	—